COPELAND & COVERT, PLLC
 Attorneys-at-Law
www.copelandcovert.com

Houston Office | 395 Sawdust Road, Suite 2148 | The Woodlands, TX 77380 | Phone: 281.702.2137 | Fax: 866.862.1719

December 3, 2015

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Mr. Mark Cowan, Senior Counsel, Division of Investment Management

Re:       Lyons Funds., File Nos. 811-23045 and 333-203256, Pre-Effective Amendment # 1 to Initial Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Dear Mr. Cowan:

We are, on behalf of Lyons Funds (the “Trust”), filing Pre-Effective Amendment # 1 (“PREA#1”) to the Trust’s Initial Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PREA#1 is being filed to complete missing portions of the initial filing, file all required exhibits, and respond to comments received by letter dated May 20, 2015. With the exception of seed capital financial statements, which will be filed shortly, we believe this PREA#1 is complete in all material respects. Accordingly, the Trust seeks to have its Registration Statement declared effective on or before December 22, 2015.

With respect to the comments received on the Trust’s initial filing, what follows are the Trust’s responses to each comment.

GENERAL COMMENTS

1.	All portions of the filing have now been completed, and all exhibits (except seed capital financial statements) have been included in this PREA#1.

2.	We have reviewed and revised the prospectus, where we deemed necessary so as to conform to the Commission’s plain english requirements.

3.	The Trust will be filing its reports with respect to fidelity bond coverage prior to December 22, 2015.

PROSPECTUS COMMENTS

4.
Prospectus Front Cover Page- The Share classes to which the prospectus relates and the exchange ticker symbol relating to each class have been included. Also, Class A shares have been re-designated as No-Load Shares, and all sales load information has been deleted from the prospectus. Further, the Table of Contents has been amended to reflect all changes made to the body of the Prospectus.

5.	Investment Objective- The disclosure stating that the Fund’s investment objective is not a Fundamental policy has been moved to the Item 9 discussion.

*	Fees and Expenses- Although no comments were received relating to this section of the prospectus, changes have been made that need to be brought to your attention. As stated above, Class A shares have been re-designated as No-Load shares, so sales charges are no longer imposed. Further, Class C shares have been re-designed and no longer impose a CDSC. As a result, since none of the offered share classes impose any shareholder fees, that sub-section has been eliminated from the Prospectus. Lastly, the Expense Example has been recalculated to reflect the absence of sales charges.

6.
Portfolio Turnover- As requested the last sentence from the portfolio turnover section, which stated,“The Fund’s Adviser expects that the Fund will experience annual portfolio turnover of greater than 100%.”, has been deleted.

7.	Principal Investment Strategies- The discussion relating to temporary defensive positions has been relocated to the Item 9 discussion, as requested.

8.
Principal Risks of Investing in the Fund- (a) the Trust has added the additional disclosure to the Management Risk Sub-Section that you requested in your comment letter. (b) disclosure relating to the risks of high portfolio turnover has been added to this Section.

9.
Additional Information About Investment Objectives, Investment Strategies, Related Risks and Portfolio Holdings- Since we have moved the disclosure that the investment objective of the Fund is not fundamental, there is now investment objective disclosure in this Section. Accordingly, the title of the Section is now accurate.

10.
The Portfolio Managers- The spelling of Mr. Read’s name has been made consistent throughout the document. Also, Mr. Stevens has been deleted as a portfolio manager. The Fund will be managed solely by Mr. Read.

11.
Converting Shares- By re-designating Class A Shares as No-Load Shares and by eliminating the CDSC for Class C shares, there is no longer any reason for having a conversion feature between the share classes. Accordingly, this discussion has been eliminated. Please also note that all references to sales charges, ways in which to reduce or eliminate sales charges, and CDSC fees have been eliminated from the HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES section of the prospectus.

12.	Multiple Classes- Class C- The CDSC charge has been eliminated for Class C shares, so no discussion is required.

*
Distribution Plans- Although no comments were received relating to this section of the prospectus, changes have been made that need to be brought to your attention. All references to Class A shares have been changed to No-Load Shares, and the maximum allowable 12b-1 fee for Class A shares has been changed from 0.50% to 0.25%.

13.	Back Cover Page- (a) The Commission’s phone number has been updated and zip code provided; and (b) repetitive information has been removed.

STATEMENT OF ADDITIONAL INFORMATION COMMENTS

14.	SAI Front Cover Page- The Share Classes to which the SAI relates have been added to the cover page, as requested.

15.
Description of the Fund and Its Investments and Risks- (a) The disclosure in this section has been amended to include all three shares classes, as is disclosed in the prospectus; (b) Disclosure has been added stating the Fund is an open-end management investment company; (c) The disclosure relating to illiquid securities has been enhanced to state that the limitation is ongoing and not measured solely as of the time of purchase; and (d) investment strategies that are principal strategies have been eliminated for the discussion.

16.
Securities Loans- (a) The disclosure has been enhanced to state that the Fund’s Board of Trustees has a fiduciary duty to recall a loan in time to vote proxies if it has knowledge that a vote concerning a material event regarding the securities will occur; and (b) Should the Fund ever engage in securities lending, the costs of those activities will be included in the fee table. The Fund does not anticipate engaging in securities lending in the foreseeable future.

17.	Investment Restrictions- (a) The language relating to investment objective and restrictions has been modified as requested; and (b) the definition of majority voting requirements has also been added.

18.
Fundamental Investment Restrictions- (a) The Trust is comfortable with the level of disclosure already provided in this section. This language has been “borrowed” from other investment companies who have used this exact language in their disclosures; and (b) We confirm that the Fund will look through to the assets of affiliated and unaffiliated underlying investment companies when determining whether the Fund is in compliance with its own concentration policies.

19.
Disclosure of Portfolio Holdings- (a) the language in the sixth paragraph has been amended to state, “the Trust” instead of “a Trust”; (b) The disclosure has been revised to state that, “Each entity receiving non-public portfolio information, be it on a regular or ad-hoc basis, is subject to a duty of confidentiality, including a duty not to trade on that confidential information.”; and (c) The identity of the rating agencies who will receive portfolio information has been disclosed.

20.	Trustees and Officers- The identities of all Trustees have been provided, as well as the information called for in Item 17 of Form N-1A.

21.	Portfolio Managers- All Item 20 information relating to the Portfolio Manager has been provided.

22.	Counsel and Independent Registered Public Accounting Firm- the identity and address of the Fund’s accounting firm have been provided, as well as the information required in Item 19(h)(3).

23.	Financial Statements, Exhibits and Other Information- All Exhibits and Other Information have been provided with this filing. The Fund’s financial statements will be provided prior to effectiveness.

As noted at the beginning of this letter, the Trust is requesting that the effective date of the Registration Statement be accelerated to December 22, 2015. With respect to that request, the Trust acknowledges that:

•	should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission of staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the united States.

Please direct comments regarding the Trust’s Registration Statement to me at the above address. Thank you for your consideration.

Sincerely,

/s/ David D. Jones, Esq.

Copeland & Covert, PLLC